Current and Future Changes in Accounting Policies	6 Months Ended
Apr. 30, 2026
Current and Future Changes in Accounting Policies [Abstract]
Current and Future Changes in Accounting Policies
NOTE 2: CURRENT AND FUTURE

CHANGES IN ACCOUNTING POLICIES
CURRENT CHANGES IN ACCOUNTING

POLICIES
There were no new accounting policies adopted

by the Bank for the three and six months ended

April 30, 2026.
FUTURE CHANGES IN ACCOUNTING

POLICIES
There were no new accounting standards

or amendments issued during the three and

six months ended April 30, 2026. Refer to

Note 4 of the Bank’s 2025

Annual
Consolidated Financial Statements for a description

of future changes in accounting policies.